New accounting pronouncements	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
New accounting pronouncements

Note 12 - New accounting pronouncements:

On September 25, 2008, the FASB proposed FSP FAS 144-d – “Amending the Criteria for Reporting a Discontinued Operation”. The proposed FASB Staff Position (FSP) would converge the definition and disclosure requirements of a discontinued operation with IFRS. The proposed FSP would amend the definition of a discontinued operation that establishes when a component of an entity would be reported in the discontinued operations section of the income statement in accordance with ASC 205-20, Presentation of Financial Statements — Discontinued Operations. Based on subsequent deliberations, the Board decided that a discontinued operation is a component that has either been disposed of or is classified as held for sale and: (1) Represents a separate major line of business or major geographical area of operations; (2) Is part of a single coordinated plan to dispose of a separate major line of business or major geographical area of operations; or (3) Is a business that meets the criteria to be classified as held for sale on acquisition. The proposed FSP would eliminate certain existing requirements for discontinued operations classification; specifically, that (a) the cash flows of the component are eliminated after disposal and (b) significant continuing involvement is prohibited. The proposed FSP requires additional disclosures for all components of an entity that either have been disposed of or are classified as held for sale. In subsequent deliberations, the Boards had agreed on proposed effective dates in 2011. However, in conjunction with their modified convergence strategy announced in June 2010, the Boards decided to align this project’s timetable with their joint project on overall financial statement presentation. As a result, a proposed ASU is not expected until the first quarter of 2011, with a final standard expected by the end of 2011.

ASC Topic 855, "Subsequent Events", ASC Topic 810, "Accounting for Transfers of Financial Assets", ASC Topic 105 "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles- were recently issued. Above codifications have no current applicability to the Company or their effect on the financial statements would not have been significant.

Accounting Standards Update ("ASU") ASU No. 2009-05 (ASC Topic 820), which amends Fair Value Measurements and Disclosures - Overall, ASU No. 2009-13 (ASC Topic 605), Multiple-Deliverable Revenue Arrangements, ASU No. 2009-14 (ASC Topic 985), Certain Revenue Arrangements that include Software Elements, and various other ASU's No. 2009-2 through ASU No. 2010-03 which contain technical corrections to existing guidance or affect guidance to specialized industries or entities were recently issued. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income. The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted. The adoption of this standard will not have an impact on the Company’s financial statements as they currently conform.